LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
LEASE LIABILITIES.
LEASE LIABILITIES
19	LEASE LIABILITIES

The Company leases various properties mainly for office buildings. Rental contracts are made for various periods ranging up to six (6) years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.

In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option. Extension options are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the Company as a lessee.

Set out below are the carrying amounts of the lease liabilities and the movements for the period:

	December 31,	December 31,
	2024	2023
Balance as at beginning of the year	3,277	638
Additions	161	3,389
Modification	836	(279)
Accretion of interests	123	65
Payments	(790)	(595)
Effect of movement in exchange rates	90	59
Balance as at end of year	3,697	3,277

During the year ending December 31, 2024, the Company recognised lease expense within selling, general and administrative expenses associated to leases with a term of less than twelve months and lease of low-values assets amounting to EUR 161 (year ending December 31, 2023: EUR 99).

19	LEASE LIABILITIES (CONTINUED)

The maturity analysis of lease liabilities are disclosed below:

	December 31, 2024
	Present value	Total
	of the minimum	minimum
	lease payments	lease payments
Within 1 year	882	943
After 1 year but within 2 years	851	943
After 2 years but within 5 years	1,830	2,007
After 5 years	134	126
	3,697	4,019
Less: Total future interest expenses		(322)
		3,697

The following are the amounts recognized in the consolidated statement of loss and comprehensive loss:

	Year Ended December 31,
	2024	2023
Amortization expense on right of use assets	806	579
Interest expense on lease liabilities	123	65
Total amount recognized in the income statement	929	644